UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shannon River Capital Management, LLC
Address: 850 Third Avenue, 10th Floor
         New York, NY  10022

13F File Number:  28-12497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Spencer M. Waxman
Title:     Managing Member
Phone:     (212) 331-6555

Signature, Place, and Date of Signing:

       /s/ Spencer M. Waxman     New York, NY     October 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $130,282 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-                           Shannon River Global Management, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANSWERS CORP                    COM             03662X100      493    59916 SH       OTHER   01              59916        0        0
APPLE INC                       COM             037833100      921     6000 SH       OTHER   01               6000        0        0
AUTHORIZE NET HLDGS INC         COM             052686102     5928   336224 SH       OTHER   01             336224        0        0
BOYD GAMING CORP                COM             103304101     4928   115000 SH       OTHER   01             115000        0        0
CENTRAL EUROPEAN MEDIA ENTRP    CL A NEW        G20045202      642     7000 SH       OTHER   01               7000        0        0
CHINA UNICOM LTD                SPONSORED ADR   16945R104     4191   201094 SH       OTHER   01             201094        0        0
DOBSON COMMUNICATIONS CORP      CL A            256069105     4895   382730 SH       OTHER   01             382730        0        0
DOLAN MEDIA CO                  COM             25659P402     4256   175150 SH       OTHER   01             175150        0        0
EQUINIX INC                     COM NEW         29444U502     8780    99000 SH       OTHER   01              99000        0        0
FIBERTOWER CORP                 COM             31567R100     3098   806799 SH       OTHER   01             806799        0        0
FOCUS MEDIA HLDG LTD            SPONSORED ADR   34415V109     5230    90148 SH       OTHER   01              90148        0        0
FUNDTECH LTD                    ORD             M47095100     5524   314062 SH       OTHER   01             314062        0        0
GLU MOBILE INC                  COM             379890106     2400   264650 SH       OTHER   01             264650        0        0
GOOGLE INC                      CL A            38259P508    10211    18000 SH       OTHER   01              18000        0        0
GREENFIELD ONLINE INC           COM             395150105     8945   586562 SH       OTHER   01             586562        0        0
HILTON HOTELS CORP              COM             432848109     4184    90000 SH       OTHER   01              90000        0        0
HOLLYWOOD MEDIA CORP            COM             436233100     5308  1503801 SH       OTHER   01            1503801        0        0
ICO GLOBAL COMM HLDGS LTD DE    CL A            44930K108     1632   468929 SH       OTHER   01             468929        0        0
INFORMATION SERVICES GROUP I    UNIT 01/31/2011 45675Y203      855   104800 SH       OTHER   01             104800        0        0
LAMAR ADVERTISING CO            CL A            512815101     6108   124732 SH       OTHER   01             124732        0        0
LAS VEGAS SANDS CORP            COM             517834107     2301    17250 SH       OTHER   01              17250        0        0
MDC PARTNERS INC                CL A SUB VTG    552697104     2763   254879 SH       OTHER   01             254879        0        0
MICROSOFT CORP                  COM             594918104     4390   149000 SH       OTHER   01             149000        0        0
MOVE INC COM                    COM             62458M108     3950  1431300 SH       OTHER   01            1431300        0        0
MVC CAPITAL INC                 COM             553829102      185    10000 SH       OTHER   01              10000        0        0
NAPSTER INC                     COM             630797108      875   267500 SH       OTHER   01             267500        0        0
NDS GROUP PLC                   SPONSORED ADR   628891103     5413   108302 SH       OTHER   01             108302        0        0
NTELOS HLDGS CORP               COM             67020Q107     1740    59054 SH       OTHER   01              59054        0        0
ONLINE RES CORP                 COM             68273G101     1517   120011 SH       OTHER   01             120011        0        0
PEGASYSTEMS INC                 COM             705573103     6671   560552 SH       OTHER   01             560552        0        0
TECHWELL INC                    COM             87874D101     5789   545100 SH       OTHER   01             545100        0        0
TELUS CORP                      NON-VTG SHS     87971M202     2274    40500 SH       OTHER   01              40500        0        0
UTSTARCOM INC                   COM             918076100      489   133620 SH       OTHER   01             133620
YAHOO INC                       COM             984332106     3396   126517 SH       OTHER   01             126517        0        0